Subsequent Events (Details Narrative) - Subsequent Event [Member] $ / shares in Units, $ in Millions	May 04, 2026 USD ($) $ / shares shares
Phoenix Prosperity Investment Limited [Member]
Subsequent Event [Line Items]
Issuance of convertible promissory note	$ 20.0
Conversion price per share | $ / shares	$ 10.00
ACEA Pharma Inc [Member]
Subsequent Event [Line Items]
Percentage of equity interest	100.00%
Number of shares issued | shares	100,000,000
Number of shares issued, value	$ 1,000.0